Related-Party Balances and Transactions	12 Months Ended
Jun. 30, 2024
Related-Party Balances and Transactions [Abstract]
Related-Party Balances and Transactions
(21)	Related-party Balances and Transactions

The principal related-party balances as of June 30, 2023 and 2024, and transactions for the years ended June 30, 2022, 2023 and 2024 are as follows:

(i)	On December 28, 2020, Puyi Enterprise Management Consulting Co., Ltd (“Puyi Consulting”), one wholly-owned subsidiary of the Company entered into a framework strategic partnership agreement, or, the “Agreement”, with AIX. Pursuant to the Agreement, both parties, on the basis of full compliance with relevant regulatory and legal requirements will share customer and channel resources and explore collaboration opportunities on the provision of value-added asset management services to Chinese households, by leveraging both parties’ respective strength in insurance and financial services. On March 7, 2022, Puyi Consulting entered into a supplementary agreement with AIX. For the years ended June 30, 2022 and 2023 and the period from July 1, 2023 to December 31, 2023, Puyi Consulting recorded other revenues derived from the provided consulting services of RMB10,864, RMB14,651 and RMB3,704, respectively from AIX and the balance of amounts due from related party as of June 30, 2022 and 2023 and December 31, 2023 was RMB2,895, nil and nil, respectively.

(ii)	In 2022, AIX provided referral service to one of our wholly-owned subsidiaries. The Group recorded an amount RMB1,243 as selling expense for the year ended June 30, 2022. The balance of amount due to related payable was RMB292 which was fully settled in 2023.

(iii)	As disclosed in Note 1, the Company entered into a share repurchase agreement with AIX on December 22, 2023, pursuant to which the Company agreed to repurchase all of the 4.46% equity interests. Concurrently, a wholly-owned subsidiary of the AIX entered into a share transfer agreement with the Company to acquire 15.41% equity interests in Fanhua Puyi Fund Sales Co., Ltd. (“Puyi Fund”), a wholly-owned subsidiary of the Company, at an aggregate consideration including a transfer price for the aforementioned 4.46% equity interests and cash of RMB10,463.